CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues:
-Non-related parties	$ 3,624,687	$ 3,221,928	$ 2,605,335
-Related parties	119,825	168,465	247,743
Total net revenues	3,744,512	3,390,393	2,853,078
Cost of revenues:
-Non-related parties	2,894,611	2,641,583	2,216,146
-Related parties	74,819	111,212	219,744
Total cost of revenues	2,969,430	2,752,795	2,435,890
Gross profit	775,082	637,598	417,188
Operating expenses:
Selling expenses	165,402	156,032	145,367
General and administrative expenses	245,376	230,998	203,789
Research and development expenses	44,193	28,777	17,407
Other operating income, net	(44,546)	(47,554)	(42,539)
Total operating expenses	410,425	368,253	324,024
Income from operations	364,657	269,345	93,164
Other income (expenses):
Interest expense	(106,032)	(117,971)	(69,723)
Interest income	11,207	10,477	10,236
Gain (loss) on change in fair value of derivatives	(19,230)	(272)	27,322
Foreign exchange gain (loss)	6,529	(23,449)	25,406
Investment loss	41,361	(3,607)	(1,532)
Gain on repurchase of convertible notes			2,782
Other expenses, net	(66,165)	(134,822)	(5,509)
Income before income taxes and equity in earnings (loss) of unconsolidated investees	298,492	134,523	87,655
Income tax expense	(61,969)	(40,951)	(17,976)
Equity in earnings (loss) of unconsolidated investees	5,908	9,411	(4,404)
Net income	242,431	102,983	65,275
Less: net income attributable to non-controlling interests	5,361	3,411	26
Net income attributable to Canadian Solar Inc.	$ 237,070	$ 99,572	$ 65,249
Earnings per share - basic	$ 4.02	$ 1.71	$ 1.13
Shares used in computation - basic	58,914,540	58,167,004	57,524,349
Earnings per share - diluted	$ 3.88	$ 1.69	$ 1.12
Shares used in computation - diluted	62,291,670	61,548,158	58,059,063